UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21707

PRESIDIO FUND

(Exact name of registrant as specified in charter)

726 Lake Street

San Francisco, CA                                94118

(Address of principal executive offices)             (Zip code)

Kevin C. O’Boyle

Presidio Fund

726 Lake Street

San Francisco, CA 94118

(Name and address of agent for service)

Registrant’s telephone number, including area code: (415) 751-0950

Date of fiscal year end: April 30

Date of reporting period: July 31, 2006

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Presidio Fund

	Schedule of Investments
	July 31, 2006 (Unaudited)

Shares/Principal Amount		Market Value	% of Net Assets

COMMON STOCKS
Aerospace/Defense
93,100	SM&A *	$ 580,013	1.49%

Agricultural Chemicals
47,100	UAP Holding Corp.	927,870	2.39%

Basic Materials
15,200	Newmont Mining Corp.	778,696
12,300	OM Group Inc. *	431,976
		1,210,672	3.12%

Business Services
15,000	Cardinal Health Inc.	1,005,000
33,500	FTI Consulting Inc.*	879,375
66,700	IKON Office Solutions Inc.	921,127
9,700	Keystone Automotive Industries Inc.*	413,705
		3,219,207	8.29%

Capital Goods
109,800	Modtech Holdings Inc. *	724,680	1.87%

Consumer Products
10,800	Cooper Companies Inc.	477,360
49,400	Helen of Troy Ltd. *	885,742
27,900	Inter Parfums Inc.	509,175
28,700	Newell Rubbermaid Inc.	756,532
94,500	Playtex Products Inc.*	1,069,740
34,300	Treehouse Foods Inc. *	821,828
		4,520,377	11.65%

Electronic Components
10,500	Rogers Corp. *	598,500	1.54%

Energy
18,100	Ensco International Inc.	836,582
100,800	International Coal Group Inc. *	677,376
		1,513,958	3.90%

Healthcare - Biotechnology
15,900	MedImmune Inc. *	403,542	1.04%

Healthcare Capital Equipment
25,000	Abaxis Inc. *	566,750
84,600	Cardiac Science Corporation *	634,500
84,500	Digirad Corp. *	342,225
58,500	Omnicell Inc. *	953,550
27,000	ZOLL Medical Corp. *	949,320
		3,446,345	8.88%

Healthcare Products
11,500	Endo Pharmaceuticals Holdings Inc. *	357,305
23,100	Kensey Nash Corp. *	652,806
9,000	KOS Pharmaceuticals Inc. *	372,060
		1,382,171	3.56%

Industrial Products
27,900	Neenah Paper Inc.	821,376
22,500	Zebra Technologies Corp. Cl A *	705,375
		1,526,751	3.93%

Information Technology Service
71,000	Bearingpoint Inc. *	568,000
38,700	Electronic Data Systems Corp.	924,930
		1,492,930	3.85%

Insurance and Insurance Brokers
33,500	Direct General Corp.	555,765
32,000	Marsh & McLennan Companies Inc.	864,960
46,100	U.S.I. Holdings Corp. *	572,562
		1,993,287	5.13%

Media
52,200	News Corp. Cl A	1,004,328	2.59%

Retail
94,500	1-800-Flowers.com Inc. *	540,540
29,200	99 Cents Only Stores *	302,220
5,000	AnnTaylor Stores Corp. *	205,300
44,600	Casual Male Retail Group Inc.	497,290
23,800	Family Dollar Stores Inc.	540,736
22,000	Overstock.com Inc.	380,160
21,500	Rent-A-Center Inc. *	578,995
15,400	Ross Stores Inc.	383,306
		3,428,547	8.83%

Software
73,100	Callidus Software Inc. *	355,266
32,700	Compuware Corp. *	228,573
27,500	Reynolds & Reynolds Co. Cl A	973,225
		1,557,064	4.01%

Technology
45,000	American Power Conversion Corp.	759,600
62,500	Leadis Technology Inc. *	261,250
99,700	NetScout Systems Inc. *	641,071
33,200	Power Integrations Inc.*	527,880
60,000	Synplicity Inc. *	343,200
		2,533,001	6.53%

Telecommunications Equipment
16,500	ADTRAN Inc.	360,855
27,700	EMS Technologies Inc.*	426,580
		787,435	2.03%

Total for Common Stock (Cost $31,911,736)		32,850,678	84.63%

Exchange Traded Funds
11,600	streetTRACKS Gold Shares (Cost- $551,869)	732,656	1.89%

Cash and Equivalents
5,195,686	First American Treasury Obligation Fund Cl Y 4.82% **	5,195,686	13.38%
	(Cost - $5,195,686)

	Total Investments	38,779,020	99.90%
	(Cost - $37,659,290)

	Other Assets Less Liabilities	38,520	0.10%

	Net Assets	$ 38,817,539	100.00%

* Non-Income producing securities.
** Variable rate security; the coupon rate shown represents the rate at July 31, 2006.
The accompanying notes are an integral part of the financial statements.

NOTES TO FINANCIAL STATEMENTS

PRESIDIO FUND

(Unaudited)

1. SECURITY TRANSACTIONS

For Federal income tax purposes, the cost of securities owned at July 31, 2006 was $37,680,690. At July 31, 2006, the composition of gross unrealized appreciation (the excess of value over tax cost) and depreciation (the excess of tax cost over value) of investments was as follows:

     Appreciation                 (Depreciation)               Net Appreciation (Depreciation)

      $3,384,343                   ($2,264,614)                               $1,119,729

Item 2. Controls and Procedures.

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant’s disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

PRESIDIO FUND

By: /s/ Kevin C. O'Boyle

      Kevin C. O’Boyle

      President

Date: 09/25/2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Kevin C. O'Boyle

      Kevin C. O’Boyle

      President

Date: 09/25/2006

By: /s/ Kevin C. O'Boyle

       Kevin C. O’Boyle

       Chief Financial Officer

Date: 09/25/2006